Subsequent events (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended
	Apr. 16, 2021 CNY (¥) shares	Jan. 21, 2021 CNY (¥) shares	Jan. 12, 2021 USD ($) shares	Jan. 11, 2021 USD ($) $ / shares shares	Dec. 28, 2020 shares	Nov. 25, 2020 $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Jan. 21, 2021 USD ($) Vote shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Sep. 25, 2020 $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Jan. 02, 2018 $ / shares shares
Subsequent Event [Line Items]
Share split ratio				10
Common stock, value				$ 50					$ 14	¥ 94			¥ 94
Ordinary shares, shares authorized				5,000,000,000					5,000,000,000	5,000,000,000	500,000,000		5,000,000,000	500,000,000
Ordinary shares, par value (in USD per share) | $ / shares				$ 0.00001		$ 0.0001			$ 0.00001		$ 0.0001	$ 0.00001		$ 0.0001
Number of shares						143,681,555
Common Class A | 2021 Plan
Subsequent Event [Line Items]
Number of shares available for issuance					22,493,577
Number of additional shares authorized					5,747,262
Subsequent events
Subsequent Event [Line Items]
Share split ratio				10
Common stock, value | $			$ 150				$ 50	$ 150
Ordinary shares, shares authorized			15,000,000,000				5,000,000,000	15,000,000,000
Ordinary shares, par value (in USD per share) | $ / shares							$ 0.00001
Share-based compensation expenses related to the Parent's Restricted Ordinary Shares in accordance with accelerated vesting conditions | ¥		¥ 11,398
Subsequent events | 2021 Plan
Subsequent Event [Line Items]
Incremental fair value before and after the modification | ¥	¥ 0
Subsequent events | Common Class B
Subsequent Event [Line Items]
Number of shares upon redesignation (in shares)		1,436,815,570	1,436,815,570
Redesignation ratio of ordinary shares into Class B ordinary shares		1	1
Number of votes per share | Vote								10
Subsequent events | Common Class B | Relx Holdings Limited
Subsequent Event [Line Items]
Number of shares owned	618,171,790
Percentage of beneficial ownership	39.40%
Percentage of voting power	86.60%
Subsequent events | ADS | IPO
Subsequent Event [Line Items]
Number of shares							133,975,000
Share price (in USD per share) | $ / shares							$ 12.00
Subsequent events | Common Class A
Subsequent Event [Line Items]
Number of votes per share | Vote								1
Subsequent events | Common Class A | 2021 Plan
Subsequent Event [Line Items]
Number of shares available for issuance	224,935,770
Number of additional shares authorized	57,472,620
Subsequent events | Common Class A | The other existing shareholders of Relx Inc.
Subsequent Event [Line Items]
Number of shares owned	952,618,780
Subsequent events | Common Class A | IPO
Subsequent Event [Line Items]
Number of shares							133,975,000